Equity (Details) (USD $)	2 Months Ended	12 Months Ended
	Feb. 29, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Aug. 31, 2011	Apr. 26, 2011
Equity (Textual)
Repurchase of additional outstanding shares					$ 1,000,000,000
Additional amount of shares authorized to be repurchased						1,500,000,000
Number of common shares repurchased	934,086	13,300,000
Average price per share of repurchased shares	$ 69.68	$ 72.17
Aggregate amount of repurchased shares	65,000,000	958,000,000	834,000,000	505,000,000
Remaining value under share repurchase program		$ 1,134,000,000